Restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Restricted Cash and Cash Equivalent [Abstract]
Summary of Restricted cash

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Non-Current
Deposits for renting office (Note (i))	1,575	6,635
Deposits for others	—	3,034

	1,575	9,669

Current
Deposits for renting office (Note (i))	6,537	—
Credit card and other deposits	3,657	4,814

	10,194	4,814

Notes:

(i)	Deposits for renting office represents cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.